Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 4,707	¥ 4,580	¥ 13,839	¥ 13,238
Life insurance related investment income(loss)
Net Investment Income [Line Items]
Net unrealized holding losses on equity securities		¥ 43,010		¥ 23,189
Net unrealised holding gains on equity securitites	¥ 18,043		¥ 24,609